Equity - Other comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive loss
At January 1,	€ (9,682)	€ (10,606)
Aquisition non-controlling interest - OCI	3	(331)	€ (92)
At December 31,	(11,474)	(9,682)	(10,606)
Currency Translation Differences & Other
Other comprehensive loss
At January 1,	(6,305)	(7,560)	(6,133)
Currency translation impact	(1,795)	1,255	(1,427)
At December 31,	(8,100)	(6,305)	(7,560)
Fair value adjustment equity investments
Other comprehensive loss
At January 1,	(3,377)	(3,046)	(2,954)
Fair value adjustment	3	(331)	(92)
At December 31,	(3,374)	(3,377)	(3,046)
Total OCI attributable to the shareholder
Other comprehensive loss
At January 1,	(9,682)	(10,606)	(9,087)
Currency translation impact	(1,795)	1,255	(1,427)
Fair value adjustment	3	(331)	(92)
At December 31,	€ (11,474)	€ (9,682)	€ (10,606)